Securities, Pledges and Guarantees (Details) ₪ in Millions	12 Months Ended
Dec. 31, 2019 ILS (₪)
Disclourse Of Securities Pledges And Guarantees Explanatory [Abstract]
Guarantees Amount	₪ 165
Bank guarantees	₪ 176
Description of exchange rate	the Ministry of Communications to secure the terms of their licenses (of which an amount of NIS 41 is linked to the CPI and NIS 35 to the US$ exchange rate).